Cryptocurrencies - Schedule of Activities of the Bitcoin (Details) - Bitcoin [Member] $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	$ 142
Adjusted beginning balance, at fair value	145
Addition of bitcoin from mining activities	3,468
Bitcoin sold and issued for operations	(2,947)
Unrealized gains from fair value adjustments	109
Ending balance	775
Cumulative effect of the adoption of ASC 350-60
Indefinite-Lived Intangible Assets [Line Items]
Cumulative effect of adoption of ASC 350-60	$ 3